Transactions with related parties - Summary of Transactions were Carried Out with Related Parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Sales of services	R$ 33	R$ 11	R$ 11
Purchases of goods and services	(3,090)	(18,684)	(10,480)
Associates (legal and administration services)
Disclosure of transactions between related parties [line items]
Sales of services	23	11	11
Entity controlled management personnel
Disclosure of transactions between related parties [line items]
Sales of services	10	0	0
Purchases of goods and services	(1,531)	(16,652)	(10,029)
Associate (transaction services)
Disclosure of transactions between related parties [line items]
Purchases of goods and services	(1,119)	(2,032)	(451)
Service Provider
Disclosure of transactions between related parties [line items]
Purchases of goods and services	R$ (440)	R$ 0	R$ 0